Cover		12 Months Ended
	Jun. 03, 2025	Dec. 31, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 03, 2025
Entity Registrant Name	Datadog, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	27-2825503
Entity File Number	001-39051
Entity Address, Postal Zip Code	10018
City Area Code	866
Local Phone Number	329-4466
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.00001 per share
Trading Symbol	DDOG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001561550
Amendment Flag	false
Current Fiscal Year End Date		--12-31
Entity Address, Address Line One	620 8th Avenue,
Entity Address, Address Line Two	45th Floor
Entity Address, State or Province	NY
Entity Address, City or Town	New York,